Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]	Movements in RSUs during the period ended 30 June 2023 are as follows:
2023
Outstanding at 1 January	6,979,486
New grants during the period	326,123
Forfeited during the period	(597,421)
Vested during the period	(633,020)
Shares delivered during the period	(656,086)
Outstanding at 30 June	5,419,082
	RSUs	Weighted Average Fair value
Granted	6,731,665	$6.83
Vested	(1,312,583)	$6.33
Outstanding at 30 June	5,419,082	$6.95

Explanation of effect of share-based payments on entity's profit or loss [text block]	The Group recognized the following share-based payment expense during the periods ended 30 June 2023 and 2022 (in thousands):
	2023	2022
Cost of product revenue	1,769	-
Research and development expenses	2,625	-
General and administrative expenses	7,517	-
	11,911	-